Subsequent events - Additional Information (Detail) - Subsequent Event [Member] - Nanjing Animal Pharmaceutical [Member] ¥ in Thousands	Apr. 30, 2023 CNY (¥)
Subsequent Events [Line Items]
Line of Credit Facility, Periodic Payment, Principal	¥ 6,000
Line of Credit Facility, Periodic Payment, Interest	840
Additional compensation of line of credit	¥ 1,060